Liquidity (Details) - USD ($)	1 Months Ended			6 Months Ended
	Jun. 30, 2021	Nov. 30, 2020	Sep. 30, 2017	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Research and development costs				$ 6,351,853	$ 302,553
Net proceeds from equity financing	$ 6,900,000	$ 9,100,000	$ 5,600,000
Cash on hand	$ 40,711,801			$ 40,711,801		$ 37,119,195